Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial instruments by category
The Group has materially only short-term assets and all of the financial instruments are categorized as assets at amortized costs. Financial instruments can be found in the following positions within the assets:

	Year ended December 31
in € thousand	2023	2022
FINANCIAL INSTRUMENTS IN ASSETS
Trade receivables	41,645	23,912
Other assets (1)	1,109	11,988
Cash and cash equivalents	126,080	289,430
TOTAL ASSETS	168,834	325,330
(1)    Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.

The Group has only financial instruments which are categorized as liabilities at amortized costs. Financial instruments can be found in the following positions within the liabilities:

	Year ended December 31
in € thousand	2023	2022
FINANCIAL INSTRUMENTS IN LIABILITIES
Borrowings	176,847	98,806
Trade payables and accruals	44,303	41,491
Tax and employee-related liabilities (1)	10,815	10,778
Lease liabilities	31,969	53,574
Refund liabilities	39,941	143,085
Other liabilities (2)	34	32
TOTAL LIABILITIES	303,908	347,767

(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
(2)    Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

Disclosure of foreign currency sensitivity analysis
With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31
in € thousand	2023	2022
$/EUR +10%	(24,079)	(21,245)
$/EUR -10%	29,430	25,966
GBP/EUR +10%	4,760	3,941
GBP/EUR -10%	(5,817)	(4,817)
SEK/EUR +10%	(8,846)	(9,318)
SEK/EUR -10%	10,812	11,388
CAD/EUR +10%	2,368	2,011
CAD/EUR -10%	(2,894)	(2,457)

Disclosure of credit quality of financial assets
The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

	Year ended December 31
in € thousand	2023	2022
TRADE RECEIVABLES
Receivables from governmental institutions (AAA-country)	205	757
Receivables from governmental institutions (AA-country)	11,535	3,620
Receivables from governmental institutions (A-country)	—	—
AA	—	—
A	—	4,861
Counterparties without external credit rating or rating below A	29,905	14,674
TRADE RECEIVABLES	41,645	23,912

OTHER ASSETS
A	—	11,296
Assets from governmental institutions (AA-country)	—	151
Counterparties without external credit rating or rating below A	1,109	541
OTHER ASSETS	1,109	11,988

CASH AND CASH EQUIVALENTS
AA	17,581	11,557
A	108,253	272,719
Counterparties without external credit rating or rating below A	245	5,154
CASH AND CASH EQUIVALENTS	126,080	289,430